Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
			Average
			Summary	Average
	Summary		Compensation	Compensation		Peer Group		Weighted
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total		Annual Total
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Stockholder	Stockholder	Net Income	Stockholder
Fiscal Year	PEO(1)	to PEO(2)	NEOs(3)	NEOs(4)	Return(5)	Return(6)	(millions)(7)	Return (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$1,575,126	$83,649	$1,069,385	$588,077	$30	$188	$(22.7)	8%
2024	$1,516,643	$291,062	$1,225,184	$386,636	$38	$189	$(21.3)	9%
2023	$7,791,216	$7,323,541	$2,162,999	$1,986,536	$50	$171	$(9.0)	100%
2022	$1,711,519	$(18,618,486)	$2,056,390	$(1,013,072)	$36	$106	$15.4	(20)%
2021	$1,927,198	$10,461,888	$1,249,992	$2,399,112	$107	$150	$81.2	15%

In connection with the preparation of this Proxy Statement, the Company identified and corrected inadvertent errors in the calculations underlying the Compensation Actually Paid to the PEO, as reported in column (c) for fiscal years 2021 through 2024, and the Average Compensation Actually Paid to Non-PEO NEOs, as reported in column (e) for fiscal years 2021 through 2023, in each case as previously disclosed in the Company’s Proxy Statement filed with the Securities and Exchange Commission on March 10, 2025. The revised values are reflected in the table above, and the calculations underlying such values are presented in the reconciliation tables below.

(1)	This column represents the amount of total compensation reported for Mr. Sanford (our Chairman and Chief Executive Officer of the Company) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table for the applicable fiscal year (“total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.
(2)	This column represents the amount of “compensation actually paid” to Mr. Sanford, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sanford during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sanford’s total compensation for the applicable fiscal year to determine the “compensation actually paid” for the applicable fiscal year:

		Reported Summary
	Reported Summary	Compensation Table
	Compensation Table	Value of PEO Equity	Adjusted Value of	Compensation
Fiscal Year	Total for PEO(a)	Awards(b)	Equity Awards(c)	Actually Paid to PEO
2025	$1,575,126	$-	$(1,491,477)	$83,649
2024	$1,516,643	$-	$(1,225,581)	$291,062
2023	$7,791,216	$6,203,788	$5,736,113	$7,323,541
2022	$1,711,519	$-	$(20,330,005)	$(18,618,486)
2021	$1,927,198	$-	$8,534,690	$10,461,888

(a)	This column represents the amount of total compensation reported for Mr. Sanford for the corresponding fiscal year in the “Total” column of the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.
(b)	This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the corresponding fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The amount in this column is replaced with the corresponding amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
(c)	This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the corresponding fiscal year (a “Subject Year”). For a Subject Year, the adjusted amount (“Adjusted Value of Equity Awards”) replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Sanford to arrive at “compensation actually paid” to Mr. Sanford for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Value of
Dividends or
					Fair Value	other
					at the End	Earnings Paid
		Fiscal Year			of the	on Stock or
		over Fiscal			Prior	Option
	Fiscal Year	Year Change			Fiscal	Awards not
	End Fair	in Fair Value			Year of	Otherwise
	Value of	of		Change in	Equity	Reflected in
	Outstanding	Outstanding		Fair Value of	Awards	Fair Value or
	and	and	Fair Value as	Equity	that Failed	Total
	Unvested	Unvested	of Vesting	Awards	to Meet	Compensation
	Equity	Equity	Date of Equity	Granted in	Vesting	in the
	Awards	Awards at	Awards	Prior Fiscal	Conditions	Summary	Adjusted
	Granted in	FYE Granted	Granted and	Years that	in the	Compensation	Value of
	the Fiscal	in Prior	Vested in the	Vested in the	Fiscal	Table for the	Equity
Fiscal Year	Year	Fiscal Years	Fiscal Year	Fiscal Year	Year	Fiscal Year	Awards
2025	$-	$(639,229)	$-	$(328,749)	$523,499	$-	$(1,491,477)
2024	$-	$(169,407)	$-	$(484,686)	$571,488	$-	$(1,225,581)
2023	$5,248,999	$-	$801,786	$915,323	$1,229,995	$-	$5,736,113
2022	$-	$(7,460,533)	$-	$(10,532,787)	$2,336,685	$-	$(20,330,005)
2021	$-	$1,244,445	$-	$7,290,244	$-	$-	$8,534,690

The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to, for RSU awards, the closing price of our common stock on the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

(3)	This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Sanford) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2025, James Bramble, Kent Cheng, Jesse Hill, Leo Pareja, and Wendy Forsythe; (ii) for 2024, James Bramble, Kent Cheng, Leo Pareja, and Shoeb Ansari; (iii) for 2023, Jeff Whiteside, Kent Cheng, Shoeb Ansari, James Bramble, and Leo Pareja; (iv) for 2022, Jeff Whiteside, Shoeb Ansari, Jason Gesing, and Michael Valdes; (v) and for 2021, Jeff Whiteside, Jason Gesing, Courtney Keating (Chakarun), and Michael Valdes.
(4)	This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sanford), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sanford) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Sanford) for the applicable fiscal year to determine the compensation actually paid in the applicable fiscal year, using the same adjustment methodology described above in Note 2(c):

		Average
	Average	Reported
	Reported Summary	Summary	Average Non-PEO	Average
	Compensation Table	Compensation Table	NEO Adjusted Value	Compensation
	Total for Non-PEO	Value of Non-PEO	of Equity	Actually Paid to Non-
Fiscal Year	NEOs(a)	NEO Equity Awards(b)	Awards(c)	PEO NEOs
2025	$1,069,385	$384,421	$(96,887)	$588,077
2024	1,225,184	408,701	(429,847)	386,636
2023	2,162,999	1,421,500	1,245,036	1,986,536
2022	2,056,390	1,207,355	(1,862,106)	(1,013,072)
2021	1,249,992	537,562	1,686,682	2,399,112

(a)	This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. Please refer to the Compensation Tables section of the Company’s Proxy Statement for the applicable fiscal year. The amount in this column is replaced with the corresponding amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Sanford) to arrive at “compensation actually paid” to each NEO (excluding Mr. Sanford) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Sanford) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Average Value
					Average	of Dividends
					Fair Value	or other
		Average			at the End	Earnings Paid
		Fiscal Year			of the	on Stock or
		over Fiscal			Prior	Option
		Year Change			Fiscal	Awards not
		in Fair Value	Average Fair	Average	Year of	Otherwise
		of	Value as of	Change in	Equity	Reflected in
	Average	Outstanding	Vesting Date	Fair Value of	Awards	Fair Value or
	Fiscal Year	and	of Equity	Equity	that Failed	Total
	End Fair	Unvested	Awards	Awards	to Meet	Compensation
	Value of	Equity	Granted in the	Granted in	Vesting	in the	Adjusted
	Equity	Awards at	Fiscal Year	Prior Fiscal	Conditions	Summary	Average
	Awards Granted in	FYE Granted	and Vested in	Years that	in the	Compensation	Value of
	the Fiscal	in Prior	the Fiscal	Vested in the	Fiscal	Table for the	Equity
Fiscal Year	Year	Fiscal Years	Year	Fiscal Year	Year	Fiscal Year	Awards
2025	$275,968	$(311,629)	$79,444	$(140,671)	$-	$-	$(96,887)
2024	$310,453	$(558,719)	$84,965	$(266,546)	$-	$-	$(429,847)
2023	$900,730	$31,107	$207,710	$105,489	$-	$-	$1,245,036
2022	$399,609	$(1,232,676)	$94,914	$(1,123,953)	$-	$-	$(1,862,106)
2021	$370,482	$172,322	$8,859	$1,135,019	$-	$-	$1,686,682

(5)	Company total stockholder return (TSR) is calculated by assuming that a $100 investment was made on the last trading day prior to fiscal year 2021 and reinvesting all dividends until the last day of each reported fiscal year.
(6)	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P Homebuilders Select Industry Index.
(7)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(8)	Weighted Annual TSR is Company TSR calculated by dividing the sum of the cumulative amount of dividends for the applicable fiscal year assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the applicable fiscal year divided by the Company’s share price at the beginning of the applicable fiscal year, and further adjusted for market capitalization relative to the following peers: RE/MAX Holdings, Inc. (RMAX), Compass, Inc. (COMP), and Anywhere Real Estate Inc. (HOUS). The values presented in this column are based on outstanding shares as reported in the public filings of each peer company with the Securities and Exchange Commission. Because not all peer companies had filed an Annual Report on Form 10-K with the Securities and Exchange Commission reporting outstanding shares as of the end of fiscal year 2025, the fiscal year 2025 values in this table reflect share prices and outstanding shares as of the end of the third fiscal quarter of 2025.

Company Selected Measure Name	Weighted Annual Total Stockholder Return
Named Executive Officers, Footnote
(1)	This column represents the amount of total compensation reported for Mr. Sanford (our Chairman and Chief Executive Officer of the Company) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table for the applicable fiscal year (“total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.
(3)	This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Sanford) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2025, James Bramble, Kent Cheng, Jesse Hill, Leo Pareja, and Wendy Forsythe; (ii) for 2024, James Bramble, Kent Cheng, Leo Pareja, and Shoeb Ansari; (iii) for 2023, Jeff Whiteside, Kent Cheng, Shoeb Ansari, James Bramble, and Leo Pareja; (iv) for 2022, Jeff Whiteside, Shoeb Ansari, Jason Gesing, and Michael Valdes; (v) and for 2021, Jeff Whiteside, Jason Gesing, Courtney Keating (Chakarun), and Michael Valdes.

Peer Group Issuers, Footnote
(6)	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P Homebuilders Select Industry Index.

PEO Total Compensation Amount	$ 1,575,126	$ 1,516,643	$ 7,791,216	$ 1,711,519	$ 1,927,198
PEO Actually Paid Compensation Amount	$ 83,649	291,062	7,323,541	(18,618,486)	10,461,888
Adjustment To PEO Compensation, Footnote
(2)	This column represents the amount of “compensation actually paid” to Mr. Sanford, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sanford during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sanford’s total compensation for the applicable fiscal year to determine the “compensation actually paid” for the applicable fiscal year:

		Reported Summary
	Reported Summary	Compensation Table
	Compensation Table	Value of PEO Equity	Adjusted Value of	Compensation
Fiscal Year	Total for PEO(a)	Awards(b)	Equity Awards(c)	Actually Paid to PEO
2025	$1,575,126	$-	$(1,491,477)	$83,649
2024	$1,516,643	$-	$(1,225,581)	$291,062
2023	$7,791,216	$6,203,788	$5,736,113	$7,323,541
2022	$1,711,519	$-	$(20,330,005)	$(18,618,486)
2021	$1,927,198	$-	$8,534,690	$10,461,888

(a)	This column represents the amount of total compensation reported for Mr. Sanford for the corresponding fiscal year in the “Total” column of the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.
(b)	This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the corresponding fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The amount in this column is replaced with the corresponding amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
(c)	This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the corresponding fiscal year (a “Subject Year”). For a Subject Year, the adjusted amount (“Adjusted Value of Equity Awards”) replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Sanford to arrive at “compensation actually paid” to Mr. Sanford for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Value of
Dividends or
					Fair Value	other
					at the End	Earnings Paid
		Fiscal Year			of the	on Stock or
		over Fiscal			Prior	Option
	Fiscal Year	Year Change			Fiscal	Awards not
	End Fair	in Fair Value			Year of	Otherwise
	Value of	of		Change in	Equity	Reflected in
	Outstanding	Outstanding		Fair Value of	Awards	Fair Value or
	and	and	Fair Value as	Equity	that Failed	Total
	Unvested	Unvested	of Vesting	Awards	to Meet	Compensation
	Equity	Equity	Date of Equity	Granted in	Vesting	in the
	Awards	Awards at	Awards	Prior Fiscal	Conditions	Summary	Adjusted
	Granted in	FYE Granted	Granted and	Years that	in the	Compensation	Value of
	the Fiscal	in Prior	Vested in the	Vested in the	Fiscal	Table for the	Equity
Fiscal Year	Year	Fiscal Years	Fiscal Year	Fiscal Year	Year	Fiscal Year	Awards
2025	$-	$(639,229)	$-	$(328,749)	$523,499	$-	$(1,491,477)
2024	$-	$(169,407)	$-	$(484,686)	$571,488	$-	$(1,225,581)
2023	$5,248,999	$-	$801,786	$915,323	$1,229,995	$-	$5,736,113
2022	$-	$(7,460,533)	$-	$(10,532,787)	$2,336,685	$-	$(20,330,005)
2021	$-	$1,244,445	$-	$7,290,244	$-	$-	$8,534,690

The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to, for RSU awards, the closing price of our common stock on the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 1,069,385	1,225,184	2,162,999	2,056,390	1,249,992
Non-PEO NEO Average Compensation Actually Paid Amount	$ 588,077	386,636	1,986,536	(1,013,072)	2,399,112
Adjustment to Non-PEO NEO Compensation Footnote
(4)	This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sanford), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sanford) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Sanford) for the applicable fiscal year to determine the compensation actually paid in the applicable fiscal year, using the same adjustment methodology described above in Note 2(c):

		Average
	Average	Reported
	Reported Summary	Summary	Average Non-PEO	Average
	Compensation Table	Compensation Table	NEO Adjusted Value	Compensation
	Total for Non-PEO	Value of Non-PEO	of Equity	Actually Paid to Non-
Fiscal Year	NEOs(a)	NEO Equity Awards(b)	Awards(c)	PEO NEOs
2025	$1,069,385	$384,421	$(96,887)	$588,077
2024	1,225,184	408,701	(429,847)	386,636
2023	2,162,999	1,421,500	1,245,036	1,986,536
2022	2,056,390	1,207,355	(1,862,106)	(1,013,072)
2021	1,249,992	537,562	1,686,682	2,399,112

(a)	This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. Please refer to the Compensation Tables section of the Company’s Proxy Statement for the applicable fiscal year. The amount in this column is replaced with the corresponding amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Sanford) to arrive at “compensation actually paid” to each NEO (excluding Mr. Sanford) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Sanford) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Average Value
					Average	of Dividends
					Fair Value	or other
		Average			at the End	Earnings Paid
		Fiscal Year			of the	on Stock or
		over Fiscal			Prior	Option
		Year Change			Fiscal	Awards not
		in Fair Value	Average Fair	Average	Year of	Otherwise
		of	Value as of	Change in	Equity	Reflected in
	Average	Outstanding	Vesting Date	Fair Value of	Awards	Fair Value or
	Fiscal Year	and	of Equity	Equity	that Failed	Total
	End Fair	Unvested	Awards	Awards	to Meet	Compensation
	Value of	Equity	Granted in the	Granted in	Vesting	in the	Adjusted
	Equity	Awards at	Fiscal Year	Prior Fiscal	Conditions	Summary	Average
	Awards Granted in	FYE Granted	and Vested in	Years that	in the	Compensation	Value of
	the Fiscal	in Prior	the Fiscal	Vested in the	Fiscal	Table for the	Equity
Fiscal Year	Year	Fiscal Years	Year	Fiscal Year	Year	Fiscal Year	Awards
2025	$275,968	$(311,629)	$79,444	$(140,671)	$-	$-	$(96,887)
2024	$310,453	$(558,719)	$84,965	$(266,546)	$-	$-	$(429,847)
2023	$900,730	$31,107	$207,710	$105,489	$-	$-	$1,245,036
2022	$399,609	$(1,232,676)	$94,914	$(1,123,953)	$-	$-	$(1,862,106)
2021	$370,482	$172,322	$8,859	$1,135,019	$-	$-	$1,686,682

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The Company believes that reliance on formulaic financial performance measures can result in compensation that is unrelated to the value delivered by our named executive officers because formulaic financial measures do not consider the specific performance of the named executive officers or any unique circumstances or strategic considerations related to a named executive officer or the Company for the relevant fiscal year. Rather than rely on a specific formula-based model, we believe that retaining discretion to assess the overall performance of NEOs gives the Company the ability to more accurately reflect individual contributions that cannot be absolutely quantified. Consequently, in fiscal 2025 we employed one financial measure to determine executive compensation actually paid to the Company’s NEOs, as follows:

●	Weighted Annual TSR (computed as described in footnote 8, above).

Total Shareholder Return Amount	$ 30	38	50	36	107
Peer Group Total Shareholder Return Amount	188	189	171	106	150
Net Income (Loss)	$ (22,700,000)	$ (21,300,000)	$ (9,000,000)	$ 15,400,000	$ 81,200,000
Company Selected Measure Amount	8	9	100	(20)	15
PEO Name	Glenn Sanford	Glenn Sanford	Glenn Sanford	Glenn Sanford	Glenn Sanford
Measure:: 1
Pay vs Performance Disclosure
Name	Weighted Annual TSR
Non-GAAP Measure Description
(8)	Weighted Annual TSR is Company TSR calculated by dividing the sum of the cumulative amount of dividends for the applicable fiscal year assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the applicable fiscal year divided by the Company’s share price at the beginning of the applicable fiscal year, and further adjusted for market capitalization relative to the following peers: RE/MAX Holdings, Inc. (RMAX), Compass, Inc. (COMP), and Anywhere Real Estate Inc. (HOUS). The values presented in this column are based on outstanding shares as reported in the public filings of each peer company with the Securities and Exchange Commission. Because not all peer companies had filed an Annual Report on Form 10-K with the Securities and Exchange Commission reporting outstanding shares as of the end of fiscal year 2025, the fiscal year 2025 values in this table reflect share prices and outstanding shares as of the end of the third fiscal quarter of 2025.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (6,203,788)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,491,477)	$ (1,225,581)	5,736,113	$ (20,330,005)	$ 8,534,690
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,248,999
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(639,229)	(169,407)		(7,460,533)	1,244,445
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			801,786
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(328,749)	(484,686)	915,323	(10,532,787)	7,290,244
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	523,499	571,488	1,229,995	2,336,685
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(384,421)	(408,701)	(1,421,500)	(1,207,355)	(537,562)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,887)	(429,847)	1,245,036	(1,862,106)	1,686,682
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,968	310,453	900,730	399,609	370,482
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(311,629)	(558,719)	31,107	(1,232,676)	172,322
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,444	84,965	207,710	94,914	8,859
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (140,671)	$ (266,546)	$ 105,489	$ (1,123,953)	$ 1,135,019